CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total revenues	$ 53,955,324	¥ 393,836,097	¥ 247,639,205	¥ 130,557,589
Foreign currency translation difference, tax		0	0	0
Related Party
Total revenues	0	0	4,272	10,765
Related Party | Costs of revenues
Services received from related parties	862,131	6,292,953	6,031,719	5,353,661
Related Party | Sales and marketing expenses
Services received from related parties	178,405	1,302,234	1,795,959	2,004,654
Related Party | Research and development expenses
Services received from related parties	$ 10,856	¥ 79,242	¥ 194,803	¥ 356,789